INTANGIBLE ASSETS (Details) - Schedule of Finite-Lived Intangible Assets (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Finite-Lived Intangible Assets [Abstract]
Patents		$ 230,000	$ 230,000
Accumulated amortization	(87,447)	(82,403)	(62,228)
Intangible Assets, net	$ 142,553	$ 147,597	$ 167,772